Document and Entity Information Document	Dec. 01, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 01, 2020
Entity Registrant Name	COCA-COLA CONSOLIDATED, INC.
Entity Central Index Key	0000317540
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-9286
Entity Tax Identification Number	56-0950585
Entity Address, Address Line One	4100 Coca-Cola Plaza
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28211
City Area Code	(704)
Local Phone Number	557-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 Par Value
Trading Symbol	COKE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false